Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Advances from stockholder	$ 53,754,000	$ 98,349,000
Due to related parties	200,111
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Accounts payable	32,500	$ 32,500
Accrued payable	$ 7,500